Reverse Acquisition - Additional Information (Detail) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2013	Jul. 22, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Common stock issued, shares	16,383,488		17,260,427		11,450,000
Common stock issued, amount	$ 1,638		$ 1,726		$ 1,145
Fair value of consideration issued in reverse acquisition	2,339,905
Incurred expenses	506,000			444,988	446,000
Foundation
Business Acquisition [Line Items]
Number of shares issued in connection with acquisition		11,450,000
Promissory note		2,000,000
Assumed certain liabilities and obligations		2,000,000
Foundation Health Care Affiliates, LLC
Business Acquisition [Line Items]
Fair value of consideration issued in reverse acquisition		13,900,000
Arvest Loan Participation
Business Acquisition [Line Items]
Common stock issued, shares		1,333,333
Common stock issued, amount		6,000,000
Roy T. Oliver
Business Acquisition [Line Items]
Common stock issued, shares		1,797,030
Common stock issued, amount		$ 8,136,390
Percentage of ownership in shareholders and affiliates		5.00%